Advances from Customers	12 Months Ended
Jun. 30, 2020
Advancesfrom Customers [Abstract]
ADVANCES FROM CUSTOMERS

NOTE 7 – ADVANCES FROM CUSTOMERS

On March 5, 2018 and June 28, 2018, the Company entered into separate agreements with two sales agents. Pursuant to the agreements, the Company authorized the agents to market the Company’s Safe Campus Management System. The term of the agreements is for five years and will expire on March 6, 2023 and July 1, 2023, respectively. In accordance with ASU 2016-08, Principal versus Agent Considerations (ASC 606), the Company determined that it was the principal in these two contracts and as such, the Company recorded the payments received from the two sales agents as advances in the amounts of RMB 9,056,604 ($1,318,897) as of June 20, 2019. The Company followed the five-step process under ASC 606 and recognized revenue of RMB 9,056,604 ($1,290,142 ) from these contracts in June 2020 as the sales agents had delivered all the products and services to third parties and both the Company and agents had fulfilled its obligations including the installation of the system, training and technical support required under the contracts in the year ended June 30, 2020.

As of March 31, 2020, Guozhong Times has received 33 purchase orders from development and construction companies from Anhui and Fujian province, China for customized hardware and software solutions to detect and control the novel coronavirus outbreak in public areas and an advance totaling $69,500. Datasea’s systems sold in these orders are utilized in public places, including campuses, shopping malls, scenic areas, residential areas and factory areas. During the quarter ended June 30, 2020, the Company received more orders of this product. Revenue was recognized for all these orders in which delivery and services required were completed in the year ended June 30, 2020.

As of June 30, 2020, the Company had advances from customers of $20,953. As of June 30, 2019, the Company had advances from customers of $1,318,897 related to the advances from the sales agents and was recognized as revenue in June 2020.